Subsequent events (non-adjusting)	12 Months Ended
Jun. 30, 2026
Subsequent events (non-adjusting)
Subsequent events (non-adjusting)
36	Subsequent events (non-adjusting)

In mid-August 2026, the Natref refinery experienced an unplanned shutdown of a downstream unit which coincided with a planned shutdown of a separate unit, impacting refinery production and supply. We are implementing measures to support continued refinery operations and working with industry to ensure the continuous supply of jet fuel and other products. Inventory build at year-end has provided additional flexibility in managing product supply during this period.